Property and Equipment and Intangible Assets (Detail) - Intangible Assets Estimated Amortization Expense	Dec. 31, 2015 USD ($)
Intangible Assets Estimated Amortization Expense
2016	$ 25,098
2017	36,989
2018	48,320
2019	72,480
2020	96,640
Thereafter	$ 700,160